Other income, net (Details) - Schedule of other income, net - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Income Net Abstract
Income from marketable securities	$ 11,644	$ 21,077
Other	657,087	408,160
Total	$ 668,731	$ 429,237